Segment Information (Details) - Schedule of operating segments based on internal management report - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Automotive after-sales service [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 199,294	$ 187,880	$ 154,238
Depreciation and amortization	(3,452)	(3,404)	(1,090)
Segment income (loss) before tax	(8,109)	15,891	12,864
Insurance intermediation service [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	67,640	56,766	84,161
Depreciation and amortization	(1,558)	(578)	(449)
Segment income (loss) before tax	(2,212)	(4,256)	(3,616)
Others [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	15,479	4,589	526
Depreciation and amortization	(68)	(73)	(74)
Segment income (loss) before tax	(353)	(1,105)	(874)
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	282,413	249,235	238,925
Depreciation and amortization	(5,078)	(4,055)	(1,613)
Segment income (loss) before tax	$ (10,674)	$ 10,530	$ 8,374